Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	Shepherd's Finance, LLC
Entity Central Index Key	0001544190
Document Type	POS AM
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 646	$ 50
Accrued interest on loans	26	2
Deferred offering costs, net	596	0
Other assets	10	26
Loans receivable, net	3,604	4,580
Total assets	4,882	4,658
Liabilities and Members' Capital
Customer interest escrow	329	450
Accounts payable and accrued expense	41	0
Notes payable unsecured	1,502	1,500
Notes payable related party	1,108	878
Total liabilities	2,980	2,828
Commitments and Contingencies (Note 9)
Members' capital	1,902	1,830
Total liabilities and members' capital	$ 4,882	$ 4,658

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Interest and fee income on loans	$ 581	$ 5
Interest expense	115	0
Net interest income	466	5
Less: Loan loss provision	0	0
Net interest income	466	5
Non-Interest Expense
Selling, general and administrative	344	5
Income from continuing operations	122	0
Income from discontinued operations, net	0	309
Net income	$ 122	$ 309

Consolidated Statement of Changes in Members' Capital (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Changes In Members Capital
Members' capital, beginning balance				$ 1,830				$ 2,476	$ 1,830	$ 2,476
Net income	22	24	55	11	0	70	92	147	122	309
Distributions to members									(50)	(955)
Members' capital, ending balance	$ 1,902				$ 1,830				$ 1,902	$ 1,830

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operations
Net income	$ 122	$ 309
(Income) from discontinued operations	0	(309)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Deferred loan fees	(216)	0
Net change in operating assets and liabilities
Other operating assets	24	(26)
Accrued interest receivable	(24)	(2)
Customer interest escrow	(121)	450
Accounts payable and accrued expenses	41	0
Net cash provided by (used in) operating activities - continuing operations	(174)	422
Net cash provided by (used in) operating activities - discontinued operations	0	57
Net cash provided by (used in) operating activities	(174)	479
Cash flows from investing activities
Loan originations and principal collections, net	1,192	(4,579)
Other investing activity	(8)	0
Net cash provided by (used in) investing activities - continuing operations	1,184	(4,579)
Net cash provided by (used in) investing activities - discontinued operations	0	4,497
Net cash provided by (used in) investing activities	1,184	(82)
Cash flows from financing activities
Distributions to members	(50)	(955)
Proceeds from related party notes	230	877
Proceeds from unsecured notes	2	1,500
Payments of debt issuance costs	(596)	0
Net cash provided by (used in) financing activities - continuing operations	(414)	1,422
Net cash provided by (used in) financing activities - discontinued operations	0	(1,781)
Net cash provided by (used in) financing activities	(414)	(359)
Net increase (decrease) in cash and cash equivalents	596	38
Cash and cash equivalents
Beginning of period	50	12
End of period	646	50
Supplemental disclosure of cash flow information
Cash paid for interest	$ 36	$ 512

1. Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Disclosure - 1. Description of Business and Basis of Presentation

Description of Business

Structure and Control Environment

Shepherd’s Finance, LLC and subsidiary (the “Company”, “we” or “our”) was originally formed as a Pennsylvania limited liability company on May 10, 2007. In conjunction with the change in strategic direction discussed more fully below, the Company changed its name from 84 RE Partners, LLC (“84 RE Partners”) on December 2, 2011 and converted to a Delaware limited liability company on March 29, 2012. We are the sole member of a consolidating subsidiary,84 REPA, LLC. The Company operated pursuant to an operating agreement by and among Daniel M. Wallach and the members of the Company from its inception through March 29, 2012, at which time it adopted an amended and restated operating agreement. Under the amended and restated operating agreement, we have three Managers, Daniel M. Wallach (who is also our CEO), and our independent Managers - Kenneth Summers and Bill Myrick.

The Managers, through the CEO when appropriate, have direct and exclusive control over the management of the Company’s operations. With respect to new loans, the CEO locates potential customers, conducts due diligence, and negotiates and completes the transactions in which the loans are originated. Loans are either approved by the loan committee of the Board of Managers, or fit within guidelines created by that committee. The independent Managers comprise the audit committee and approve affiliate transactions. The Managers also deal with governance issues. The Managers, through the CEO when appropriate, perform, or arrange for the performance of, the management, advisory and administrative services required for Company operations. Such services include, without limitation, the administration of investor accounts, investor relations, accounting, and the preparation, review and dissemination of tax and other financial information. They also engage and manage the contractual relations with depositories, accountants, attorneys, insurers, banks and others, as required.

Historical Operations

During 2007 and continuing through portions of 2011, the Company was the lessor in three commercial real estate leases (which were accounted for as direct financing leases) with an affiliate, 84 Lumber Company (“84 Lumber”). During the majority of time of the business relationship between 84 RE Partners and 84 Lumber, Daniel M. Wallach was employed by 84 Lumber, while also operating as the Manager of 84 RE Partners. The leased properties were sold to 84 Lumber Company in May and September of 2011, and the leases were thereby terminated. See Note 8. This business model generated consistent profits, positive cash flows and returns to the members for the duration of these financings.

Change in Strategy

In late 2011, management elected to transform our business model. The Company lends money to residential homebuilders to develop undeveloped land into residential building lots known as acquisition and development loans. The Company intends to focus most of our future efforts on commercial lending to residential homebuilders, to finance construction of single family homes. The single family residential construction loans will be extended to residential homebuilders and, as such, are commercial loans.

We anticipate expanding our lending capacity and funding our business operations by continued extension of notes to the general public, which notes are unsecured subordinated debt. Eventually, the Company intends to repay the debt from affiliates with secured debt from a bank or through other liquidity.

December 2011 Transactions

On December 30, 2011, the Company originated two new loans and purchased a performing loan to finance construction of single family residential properties.

On that same date and to finance the extension of the commercial loans noted above, we executed three new credit facilities. Two of the new credit facilities are secured lines of credit from affiliates; the third is subordinated debt from a borrowing customer of the Company.

Liquidity and Capital Resources

The Company has a limited operating history with our current business model, and our operations are subject to certain risks and uncertainties, particularly related to the concentration of our current operations to a single customer and geographic region, as well as the evolution of the current economic environment and its impact on the United States real estate and housing markets. Both the concentration of risk and the economic environment could directly or indirectly impact losses related to certain transactions and access to and cost of adequate financing.

The Company’s anticipated primary source of liquidity going forward is interest income and/or principal repayments related to the loans, as well as funds borrowed from creditors, substantially all of whom are currently members and affiliates.  While our public Notes offering is currently effective with the SEC, which allows us to borrow money in many of the states, we have not advertised yet and have only received an immaterial amount of notes proceeds. We anticipate beginning to advertise in the first quarter of 2013. Therefore, the Company’s ability to fund its operations remains dependent upon the sole borrower’s ability to continue paying interest and/or principal and our ability to obtain additional financing, as needed, from the members, general public and other entities.

We generated income from continuing operations of $122 and $0 for the years ended December 31, 2012 and 2011, respectively. Cash provided by (used in) continuing operations during these years was approximately $596 and ($2,735), respectively. At December 31, 2012 and 2011, respectively, we had cash on hand of $646 and $50, and our outstanding debt totaled $2,610 and $2,378, which was unsecured or payable to related parties. As of December 31, 2012 and 2011, the amount that we have not loaned, but are obligated to potentially lend to our customers based on our agreements with them, was $588 and $296, respectively. While we generated profits from continuing operations as listed above, the cash flows provided by (used in) continuing operations for 2012 were ($174) from operations, $1,184 from investing, and ($414) from financing, for a total of $596. We had significant loan paydowns and proceeds from related party notes which increased our cash, and changes in deferred loan fees and customer interest escrow, as well as significant payments for debt issuance costs which decreased our cash. In 2011 our cash flows provided by (used in) continuing operations were $422 from operations, ($4,579) from investing, and $1,422 from financing, for a total of ($2,735). We had a major investment in new loans and distributions to owners, which were partially offset by increases in deferred loan fees, proceeds from unsecured notes, proceeds from related party notes, and customer interest escrow. We generated $0 and $2,773 of cash from discontinued operations in 2012 and 2011 respectively.

Our current plan is to expand the commercial lending program by using current liquidity and available funding (including funding from our notes program). We have anticipated the costs of this expansion and the continuing costs of maintaining our public company status, and we anticipate generating, through normal operations, the cash flows necessary to meet our operating, investing and financing requirements. As noted above, the two most significant factors driving our current plans are the continued payments of principal and interest by our sole homebuilder customer and the public offering of notes. If actual results differ materially from our current plan or if expected financing is not available, we believe we have the ability to reduce future cash outlays by withdrawing our public company status, which would reduce our audit and legal expenses. We also believe we have the ability and intent to obtain funding and generate net worth through additional debt or equity infusions of cash, if needed. There can be no assurance, however, that we will be able to implement our strategies or obtain additional financing under favorable terms, if at all.

Basis of Presentation

Principles of Consolidation These consolidated financial statements include the consolidated accounts of each of the Company’s subsidiaries and reflect all adjustments (all of which are normal recurring accruals) which are, in the opinion of management, necessary for a fair presentation of the consolidated financial position, operating results, and cash flows for the periods. All intercompany balances and transactions have been eliminated. Our consolidated results for the year ended December 31, 2012 are not necessarily indicative of what our results will be for future years.

Classification The consolidated balance sheets of the Company are presented as unclassified to conform to industry practice for lending entities.

Use of Estimates The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. It is reasonably possible that market conditions could deteriorate, which could materially affect our consolidated financial position, results of operations and cash flows. Among other effects, such changes could result in the need to establish an allowance for loan losses.

Operating Segments ASC Topic 280, Segment Reporting, requires that the Company report financial and descriptive information about reportable segments and how these segments were determined. We determine the allocation of resources and performance of business units based on operating income, net income and operating cash flows.  Segments are identified and aggregated based on products sold or services provided and the market(s) they served.  Based on these factors, we have determined that the Company’s ongoing operations are in one segment, commercial lending.

Discontinued Operations Unless otherwise indicated, information in these notes to consolidated financial statements relates to continuing operations. The direct financing lease asset disposal group was deemed to represent a component of the Company. During 2011, we sold these properties and, as a result, they are classified in the consolidated financial statements and accompanying footnotes as discontinued operations.

The historical presentation of the accounts included in the consolidated balance sheets, statements of operations and cash flows and accompanying footnotes which related to the disposal group has been reclassified to reflect discontinued operations treatment.

2. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
2. Summary of Significant Accounting Policies

Revenue Recognition

Interest income generally is recognized on an accrual basis. The accrual of interest is generally discontinued on all loans past due 90 days or more. All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income, unless management believes that the accrued interest is recoverable through liquidation of collateral. Interest received on nonaccrual loans is applied against principal. Interest on accruing impaired loans is recognized as long as such loans do not meet the criteria for nonaccrual status.

Advertising

Advertising costs are expensed as incurred and are included in selling, general and administrative. Advertising expenses were $4 and $0 for the years ended December 31, 2012 and 2011, respectively.

Cash and Cash Equivalents

Management considers highly-liquid investments with original maturities of three months or less to be cash equivalents.

Fair Value Measurements

The Company has established a framework for measuring fair value under U.S. GAAP using a hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value measurements are an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Three levels of inputs are used to measure fair value, as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3 – unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. See Note 3.

Loans Receivable

Loans are stated at the amount of unpaid principal, net of any allowances for loan losses, and adjusted for the net amount of direct costs and nonrefundable loan fees associated with lending. The net amount of nonrefundable loan origination fees and direct costs associated with the lending process, including commitment fees, is deferred and accreted to interest income over the lives of the loans using a method that approximates the interest method. Substantially all of the Company’s loans are secured by real estate, currently all in a suburb of Pittsburgh, Pennsylvania. Accordingly, the ultimate collectability of a substantial portion of these loans is susceptible to changes in market conditions in that area.

Past due loans are loans contractually past due 30 days or more as to principal or interest payments. A loan is classified as nonaccrual, and the accrual of interest on such loan is discontinued, when the contractual payment of principal or interest becomes 90 days past due. In addition, a loan may be placed on nonaccrual at any other time management has serious doubts about further collectability of principal or interest according to the contractual terms, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection or well-secured (i.e. the loan has sufficient collateral value). Loans are restored to accrual status when the obligation is brought current or has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Impaired loans, or portions thereof, are charged off when deemed uncollectible. Once a loan is 90 days past due, management begins a workout plan with the borrower or commences its foreclosure process on the collateral.

Allowance for Loan Losses

The allowance for loan losses, when determined to be necessary, is maintained at a level believed adequate by management to absorb probable losses inherent in the loan portfolio.

For loans to one borrower with committed balances less than 10% of our total committed balances on all loans extended to all customers, we analyze for impairment all loans which are more than 60 days past due at the end of a quarter.  For loans to one borrower with committed balances equal to or greater than 10% of our total committed balances on all loans extended to all customers, we analyze all loans for impairment.  The analysis on loans, if required, includes a comparison of estimated collateral value to the principal amount of the loan.  If the value determined is less than the principal amount due (less any builder deposit), then the difference is included in the loan loss.  As values change, estimated loan losses may be provided for more or less than the previous period, and some loans may not need a loss provision based on payment history.  For homes which are partially complete, we appraise on an as-is and completed basis, and use the one that more closely aligns with our planned method of disposal for the property.

For loans that are individually evaluated for impairment, appraisals have been prepared within the last 13 months.  There are also broker’s opinions of value (“BOV”) prepared, if the appraisal is more than six months old.  The lower of any BOV prepared in the last six months, or appraisal done in the last 13 months, is used, unless we determine a BOV to be invalid based on the comparable sales used.  If we determine a BOV to be invalid, we will use the appraised value.  Appraised values are adjusted down for estimated costs associated with asset disposal.

Deferred Financing Costs, Net

We defer certain costs associated with financing activities related to the issuance of debt securities (Deferred financing costs). These costs consist primarily of professional fees incurred related to the transactions. Deferred financing costs are amortized into interest expense over the life of the related debt.

The following is a roll forward of deferred financing costs for the years ended December 31, 2012 and 2011:

	2012	2011
Deferred financing costs, beginning balance	$–	$–
Additions	598	–
Deferred financing costs, ending balance	$598	$–
Less accumulated amortization	(2)	–
Deferred financing costs, net	$596	$–

The following is a roll forward of the accumulated amortization of deferred financing costs for the years ended December 31, 2012 and 2011:

	2012	2011
Accumulated amortization, beginning balance	$–	$–
Additions	2	–
Accumulated amortization, ending balance	$2	$–

Amortization recorded as interest expense totaled $2 and $0 for the years ended December 31, 2012 and 2011, respectively.

Income Taxes

The entities included in the consolidated financial statements are organized as pass-through entities under the Internal Revenue Code. As such, taxes are the responsibility of the members. Other significant taxes for which the Company is liable are recorded on an accrual basis.

The Company applies ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s consolidated financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions with respect to income tax at the LLC level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the appropriate period. Management concluded that there are no uncertain tax positions that should be recognized in the consolidated financial statements. With few exceptions, the Company is no longer subject to income tax examinations for years prior to 2009.

The Company’s policy is to record interest and penalties related to taxes in interest expense on the consolidated statements of operations. There were no significant interest or penalties assessed or paid in the years ended December 31, 2012 and 2011.

Risks and Uncertainties

The Company is subject to many of the risks common to the commercial lending and real estate industries, such as general economic conditions, the decreases in home values, decreases in housing starts, and high unemployment. These risks, which could have a material and negative impact on the Company’s consolidated financial condition, results of operations, and cash flows include, but are not limited to, declines in housing starts, significant decreases in home values, unfavorable changes in interest rates, and competition from other lenders. At December 31, 2012, our loans were concentrated in a suburb of Pittsburgh, Pennsylvania, so the housing starts and prices in that area are more significant to our business than other areas until and if more loans are created in other markets.

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of loans receivable. The loans created in 2011 and existing at December 31, 2012 are all to one borrower, and the collateral is in one real estate market.

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities which creates new disclosure requirements about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosures will be limited to financial instruments and derivatives subject to enforceable master netting arrangements or similar agreements and excludes loans unless they are netted in the statement of financial condition. The amendments will affect all entities that have financial instruments and derivatives that are either offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement regardless of whether they are offset in the balance sheet. The ASU will require entities to disclose, separately for financial assets and liabilities, including derivatives, the gross amounts of recognized financial assets and liabilities; the amounts offset under current U.S. GAAP; the net amounts presented in the balance sheet; the amounts subject to an enforceable master netting arrangement or similar agreement that were not included in the offset amount above, and the reconciling amount. The disclosure requirements are effective for annual and interim reporting periods beginning on or after January 1, 2013, with retrospective application required. The Company is evaluating the impact of this amendment.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The most significant change will require entities, for their recurring Level 3 fair value measurements, to disclose quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. In addition, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amendment was effective for annual and interim reporting periods which began after December 15, 2011. The adoption of this guidance had no significant effect on the amounts presented in the Company’s consolidated financial statements or notes to the consolidated financial statements, as the Company currently has no assets measured at fair value on a recurring or nonrecurring basis. See Note 3.

Subsequent Events

Management of the Company has evaluated subsequent events through March 8, 2013, the date these consolidated financial statements were issued. See Note 11.

3. Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
3. Fair Value

At December 31, 2012 and 2011, the Company had no assets measured at fair value on a recurring or nonrecurring basis. The Company has determined that the carrying value of financial instruments approximates fair value, as outlined below:

Cash and Cash Equivalents

The carrying amount approximates fair value because of the short maturity of these instruments.

Loans Receivable and Commitments to Extend Credit

For variable rate loans that reprice frequently with no significant change in credit risk, estimated fair values are based on carrying values at December 31, 2012 and 2011. The estimated fair values for other loans are estimated by discounting the future cash flow using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities and approximate carrying values of these instruments at December 31, 2012 and 2011. For unfunded commitments to extend credit, because there would be no adjustment between fair value and carrying amount for the amount if actually loaned, there is no adjustment to the amount before it is loaned. The number for commitments to extend credit is blank in the tables below because there is no difference between carrying value and fair value, and the amount is not recorded on the consolidated balance sheets as a liability.

Customer Interest Escrow

The customer interest escrow does not yield interest to the customer, but because 1) the customer loans are demand loans, 2) there is no way to estimate how long the escrow will be in place, and 3) the interest rate which could be used to discount this amount is negligible, the fair value approximates the carrying value at both December 31, 2012 and 2011.

Borrowings under Credit Facilities

The fair value of the Company’s borrowings under credit facilities is estimated based on the expected cash flows discounted using the current rates offered to the Company for debt of the same remaining maturities. As all of the borrowings under credit facilities are payable on demand, the fair value of the borrowings is determined to approximate carrying value at December 31, 2012 and 2011.

The table below is a summary of fair value estimates for financial instruments and the level of the fair value hierarchy (as discussed in Note 2) within which the fair value measurements are categorized at the periods indicated:

December 31, 2012

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets
Cash and cash equivalents	$646	$646	$646	$–	$–
Loans	3,604	3,604	–	–	3,604
Financial Liabilities
Customer interest escrow	329	329	–	–	329
Notes payable unsecured	1,502	1,502	–	–	1,502
Notes payable related party	1,108	1,108	–	–	1,108
Commitments to extend credit	–	–	–	–	–

December 31, 2011

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets
Cash and cash equivalents	$50	$50	$50
Loans	4,580	4,580			$4,580
Financial Liabilities
Customer interest escrow	450	450			450
Notes payable unsecured	1,500	1,500			1,500
Notes payable related party	878	878			878
Commitments to extend credit	–	–			–

4. Financing Receivables	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
4. Financing Receivables

4. Financing Receivables

Financing receivables are comprised of the following as of December 31, 2012 and 2011:

	2012	2011

Commercial loans, net	$3,604	$4,580
Less: Allowance for loan losses	–	–

	$3,604	$4,580

Roll forward of commercial loans for the years ended December 31, 2012 and 2011:

	2012	2011

Beginning balance	$4,580	$–
Additions	355	4,580
Repayments (from payoffs/sales)	(1,547)	–
Earned loan fee	216	–

Ending balance	$3,604	$4,580

Commercial Loans

On December 30, 2011, pursuant to a credit agreement by and between us, Benjamin Marcus Homes, LLC (“BMH”), Investor’s Mark Acquisitions, LLC (“IMA”) and Mark L. Hoskins (“Hoskins”) (collectively, the “Hoskins Group”) (the “Credit Agreement”), we originated two new loan assets, one to BMH as borrower (the “BMH Loan”) and one to IMA as borrower (the “New IMA Loan”). Pursuant to the Credit Agreement and simultaneously with the origination of the BMH Loan and the New IMA Loan, we also assumed the position of lender on an existing loan to IMA (the “Existing IMA Loan”) and assumed the position of borrower on another existing loan in which IMA serves as the lender (the “SF Loan”). When we assumed the position of the lender on the Existing IMA Loan, we purchased a loan which was originated by the borrower’s former lender, and assumed that lender’s position in the loan and maintained the recorded collateral position in the loan. The borrower’s former lender and the seller of the BMH property are the same party, 84 FINANCIAL, L.P., an affiliate of 84 Lumber Company. The BMH Loan, the New IMA Loan and the Existing IMA Loan are all cross-defaulted and cross-collateralized with each other. Further, IMA and Hoskins serve as guarantors of the BMH Loan, and BMH and Hoskins serve as guarantors of the New IMA Loan and the Existing IMA Loan. As such, we are currently reliant on a single developer and homebuilder for our revenues and investment capital. The terms and conditions of these loans are set forth in further detail below:

BMH Loan

The BMH Loan is a revolving demand loan in the original principal amount of up to $4,164, of which $3,568 was funded at closing. We collected a fee of $750 upon closing of the BMH Loan, which was funded from proceeds of the loan. Additionally, $450 of the loan proceeds was allocated to an interest escrow account (the “Interest Escrow”). Interest on the BMH Loan accrues annually at 2% plus the greater of (i) 5.0% or (ii) the weighted average price paid by us on or in connection with all of our borrowed funds (such weighted average price includes interest rates, loan fees, legal fees and any and all other costs paid by us on our borrowed funds, and, in the case of funds borrowed by us from our affiliates, the weighted average price paid by such affiliate on or in connection with such borrowed funds)(“COF”). Pursuant to the Credit Agreement, interest payments on the BMH Loan are funded from the Interest Escrow, with any shortfall funded by BMH. Payments of principal on the BMH Loan are due upon our demand and in accordance with the payment schedule and other terms and conditions set forth in the Credit Agreement. The Credit Agreement obligates BMH to make payoffs to us in varying amounts upon the sale or transfer of, or obtaining construction financing for, all or a portion of the property securing the BMH Loan. The BMH Loan may be prepaid in whole or in part at any time without penalty; provided, however, that prepayments will not relieve BMH of its obligation to continue to make payments on the BMH Loan as set forth in the Credit Agreement.

The BMH Loan is secured by a first priority mortgage in residential property consisting of 4 building lots, and an unimproved parcel of land of approximately 34 acres, all located in the subdivision commonly known as the Hamlets of Springdale in Peters Township, Pennsylvania, a suburb of Pittsburgh, as well as the Interest Escrow. The seller of the property securing the BMH Loan has retained a second mortgage in the amount of $400, with a balance of approximately $351 and $400 as of December 31, 2012 and 2011, respectively.

New IMA Loan

The New IMA Loan is a demand loan in the original principal amount of up to $2,225, of which $250 was funded at closing. We collected a fee of $250 upon closing of the New IMA Loan, which was funded from proceeds of the loan. Interest on the New IMA Loan accrues annually at 2.0% plus the greater of (i) 5.0% or (ii) the weighted average price paid by us on or in connection with all of our borrowed funds (such weighted average price includes interest rates, loan fees, legal fees and any and all other costs paid by us on our borrowed funds, and, in the case of funds borrowed by us from our affiliates, the weighted average price paid by such affiliate on or in connection with such borrowed funds). Pursuant to the Credit Agreement, interest payments on the New IMA Loan are funded from the Interest Escrow, with any shortfall funded by IMA. Payments of principal on the New IMA Loan are due upon our demand and in accordance with the payment schedule and other terms and conditions set forth in the Credit Agreement. The Credit Agreement obligates IMA to make payoffs to us in varying amounts upon the sale or transfer of, or obtaining construction financing for, all or a portion of the property securing the New IMA Loan. The New IMA Loan may be prepaid in whole or in part at any time without penalty; provided, however, that prepayments will not relieve IMA of its obligation to continue to make payments on the New IMA Loan as set forth in the Credit Agreement.

The New IMA Loan is secured by a mortgage in residential property consisting of approximately 54 acres of unimproved land, all located in the subdivision commonly known as the Tuscany Subdivision in Peters Township, Pennsylvania, a suburb of Pittsburgh. Construction of the improvements for the Tuscany Subdivision began in December of 2012. See Note 9.

Existing IMA Loan

The Existing IMA Loan is a demand loan in the original principal amount of $1,687, of which $1,687 was outstanding as of both December 31, 2012 and 2011. Interest on the Existing IMA Loan accrues annually at a rate of 7.0%. Pursuant to the Credit Agreement, interest payments on the Existing IMA Loan are funded from the Interest Escrow, with any shortfall funded by IMA. Payments of principal on the Existing IMA Loan are due upon the earlier of our demand or the satisfaction in full of the indebtedness related to the BMH Loan and the New IMA Loan. The Credit Agreement obligates IMA to make payoffs to us in varying amounts upon the sale or transfer of, or obtaining construction financing for, all or a portion of the property securing the Existing IMA Loan. The Existing IMA Loan may be prepaid in whole or in part at any time without penalty; provided, however, that prepayments will not relieve IMA of its obligation to continue to make payments on the Existing IMA Loan as set forth in the Credit Agreement.

The Existing IMA Loan is secured by a mortgage in the residential property that also secures the New IMA Loan.

SF Loan

Concurrent with the execution of the loans above, we entered into the SF Loan with the Hoskins Group, under which we are the borrower. Management presently has no intention to offset our payments of principal or interest against amounts due to us from the lender; therefore, this amount has been presented on a gross basis on the consolidated balance sheets at December 31, 2012 and 2011. The SF Loan is described in Note 5.

Interest Escrow

To the extent the balance is available in the interest escrow, interest due on the BMH Loan, New IMA Loan, and Existing IMA Loan is deducted from the Interest Escrow on the date due. The Interest Escrow is increased by 10% of lot payoffs on the same loans, and by interest on the SF Loan. All of these transactions are noncash to the extent that the total escrow amount does not need additional funding. The interest escrow is also used to contribute to the reduction of the $400 subordinated mortgage upon certain lot sales of the collateral of the BMH Loan.

Initial Funding

On December 30, 2011, we purchased the Existing IMA Loan from the original lender with a cash payment of $186 and the assumption of that lender’s obligations under the SF Loan. We also loaned our borrower $2,368 in funded cash for its purchase of the land and lots securing the BMH Loan. Our borrower’s loan balances were increased by the $750 loan fee on the BMH Loan, the $250 loan fee on the New IMA Loan, and the $450 interest escrow, all of which were not funded with cash.

A detail of the financing receivables at December 31, 2012:

Item	Term	Interest Rate	Funded to borrower	Estimated collateral values

BMH Loan	Demand*	COF +2% (7% Floor)
4 Lots and land for phases 3, 4, and 5			$1,095	$2,385
Interest Escrow			450	329
Loan Fee			750	–

Total BMH Loan			2,295	2,714
IMA Loans
New IMA Loan (loan fee)	Demand*	COF +2% (7% Floor)	250	–
New IMA Loan (advances)	Demand*	COF +2% (7% Floor)	80	–
Existing IMA Loan	Demand**	7%	1,687	1,910

Total IMA Loans			2,017	1,910

Unearned loan fee			(708)	–
SF Loan			–	1,500

Total			$3,604	$6,124

A detail of the financing receivables at December 31, 2011:

Item	Term	Interest Rate	Funded to borrower	Estimated collateral values

BMH Loan	Demand*	COF +2% (7% Floor)
16 Lots and land for phases 3, 4, and 5			$2,368	$3,690
Interest Escrow			450	450
Loan Fee			750	–

Total BMH Loan			3,568	4,140
IMA Loans
New IMA Loan (loan fee)	Demand*	COF +2% (7% Floor)	250	–
Existing IMA Loan	Demand**	7%	1,686	1,910

Total IMA Loans			1,936	1,910

Unearned loan fee			(924)	–
SF Loan			–	1,500

Total			$4,580	$7,550

* These are the stated terms; however, in practice, principal will be repaid upon the sale of each developed lot.

** These are the stated terms; however, in practice, principal will be repaid upon the sale of each developed lot after the BMH loan and the New IMA loan are satisfied.

The loans are collectively cross-collateralized and, therefore, treated as one loan for the purpose of calculating the effective interest rate and for available remedies upon an instance of default. As lots are released, a specific release price is repaid by the borrower, with 10% of that amount being used to fund the Interest Escrow. The customer will make cash interest payments only when the Interest Escrow is fully depleted.

Of the $1,000 loan fee from the origination of our demand loans, $76 was used to offset legal expenses related to the creation of the loans. In accordance with ASC 310-20, Nonrefundable Fees and Other Costs, the remaining $924 loan fee is being recognized over the expected life of the loans using the straight-line method. Income of $216 and $0 was recognized during 2012 and 2011, respectively. The effective annual rate on the loans at December 31, 2012 and 2011 was 11.24% and 11.81%, respectively.

The Company has a credit agreement with the customer which includes a maximum exposure on all three loans, which was $5,800 at December 31, 2011, is $4,900 at December 31, 2012, and will reduce to $4,500 in 2013, unless modified by both parties.

Credit Quality Information

The following table presents credit-related information at the “class” level in accordance with ASC 310-10-50, Disclosures about the Credit Quality of Finance Receivables and the Allowance for Credit Losses. A class is generally a disaggregation of a portfolio segment. In determining the classes, the Company considered the finance receivable characteristics and methods it applies in monitoring and assessing credit risk and performance.

The following table summarizes finance receivables by the risk ratings that regulatory agencies utilize to classify credit exposure and which are consistent with indicators the Company monitors. Risk ratings are reviewed on a regular basis and are adjusted as necessary for updated information affecting the borrowers’ ability to fulfill their obligations.

The definitions of these ratings are as follows:

•	Pass – finance receivables in this category do not meet the criteria for classification in one of the categories below.

•	Special mention – a special mention asset exhibits potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects.

•	Classified – a classified asset ranges from: 1) assets that are inadequately protected by the current sound worth and paying capacity of the borrower, and are characterized by the distinct possibility that some loss will be sustained if the deficiencies are not corrected to 2) assets with weaknesses that make collection or liquidation in full unlikely on the basis of current facts, conditions, and values. Assets in this classification can be accruing or on non-accrual depending on the evaluation of these factors.

Finance Receivables – By Classification:

	December 31, 2012	December 31, 2011

Pass	$3,604	$4,580
Special mention	–	–
Classified – accruing	–	–
Classified – nonaccrual	–	–

Total	$3,604	$4,580

At December 31, 2012 and 2011, there were no loans acquired with deteriorated credit quality, past due loans, impaired loans, or loans on nonaccrual status.

5. Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
5. Borrowings

Affiliate Loans

In December of 2011, the Company entered into two secured revolving lines of credit with affiliates, both of whom are members. These loans have an interest rate of the affiliates’ cost of funds, which was 3.93% and 3.73% as of December 31, 2012 and 2011, respectively. They are demand notes. The maximum that can be borrowed under these notes is $1,500, at the discretion of the lenders. The actual amount borrowed was $1,108 and $878 as of December 31, 2012 and 2011, respectively, leaving $392 and $622, respectively, in available credit on those dates. There is no obligation of the affiliates to lend money up to the note amount. The security for the line of credit includes all of the assets of the Company. The weighted average balance of affiliate borrowings outstanding was $986 and $5 for 2012 and 2011, respectively, and the interest expense was $38 and $0 for the same periods, respectively.

SF Loan

The SF Loan, under which we are the borrower, is an unsecured loan in the original principal amount of $1,500, of which $1,500 was outstanding on both December 31, 2012 and 2011. Interest on the SF Loan accrues annually at a rate of 5.0%. Payments of interest only are due on a monthly basis, with the principal amount due on the date that the BMH Loan and the New IMA Loan are paid in full. We may prepay the SF Loan in part or in full at any time without penalty, subject to the terms and conditions set forth in the underlying promissory note. Pursuant to the Credit Agreement, payments on the SF Loan are used to fund the interest escrow. Further, pursuant to that certain Amended and Restated Commercial Pledge Agreement by and between us, IMA and BMH, IMA has pledged its interest in the SF Loan as collateral for IMA’s obligations under the New IMA Loan and the Existing IMA Loan. Management’s intentions related to offsetting our payments of principal or interest against amounts due to us from the lender are undetermined; therefore, this amount has been presented on a gross basis on the consolidated balance sheets at December 31, 2012 and 2011.

Notes Program

Borrowings through our public offering were $2 and $0 at December 31, 2012 and 2011, respectively. The effective interest rate on the borrowings in 2012 was 4.95%, not including the amortization of deferred financing costs. The maximum offering amount is $700,000 through October 4, 2015. There are limited rights of early redemption. The following table shows the origination of our notes program.

	2012	2011	Total

Notes outstanding, beginning of period	$–	$–		$–
Notes issued	2	–		2
Note repayments / redemptions	–	–		–
Notes outstanding, end of period	$2	$–	$

The following table shows the maturity of outstanding notes as of December 31, 2012.

Year Maturing	Amount Maturing
2013	$–
2014	2
2015	–
2016	–

6. Members' Capital	12 Months Ended
Dec. 31, 2012
Members Capital
Members' Capital

The capital structure of the Company was changed with the adoption of the new operating agreement as of March 29, 2012. Under the new capital structure, there is currently one share class (class A common units) with two members. All members have voting rights in proportion to their capital account. There were 2,629 A common units outstanding at December 31, 2012. There are two additional authorized share classes: class A preferred units and class B profit units. Once class B profit units are issued, the existing class A common units will become class A preferred units. Class A preferred units will receive preferred treatment in terms of distributions and liquidation proceeds. The former capital structure of the Company included three unit classes, A units, B units, and a voting member. The former ownership classes had varying rights and privileges, primarily relating to amount and order of distributions, as well as varying allocations of profit and losses, as defined by the former operating agreement. At December 31, 2011, there were 878 A units, 9,198 B units, and 1 voting unit outstanding.

The members’ capital balances by class at December 31, 2012 and 2011 are as follows:

Class	2012	2011
A Common Units	$1,902	$–
A Units	–	451
B Units	–	1,378
Voting Member	–	1
Members’ Capital	$1,902	$1,830

7. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
7. Related Party Transactions

The accompanying consolidated financial statements have been prepared from the separate accounts maintained by the Company and may not be indicative of the conditions that would have existed or the results of operations that would have occurred had the Company not entered into certain related party transactions or not participated in certain transactions with its members.

84 Lumber Company

The direct financing, commercial real estate leases created in 2007 and described in Note 8 were with 84 Lumber Company. At the time, 84 Lumber Company employed Daniel M. Wallach as its Chief Financial Officer and was therefore considered a related party. Those leases have been terminated and settled. The Company currently has no affiliation with 84 Lumber Company or its affiliates.

Notes and Accounts Payable to Affiliates

In December of 2011, the Company entered into a loan agreement with two of our affiliates, as more fully described in Note 5 – Affiliate Loans.

In December of 2011, the Company entered into a loan agreement with the Hoskins Group, as more fully described in Note 5 – SF Loan.

8. Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
8. Discontinued Operations

In accordance with the provisions of ASC Subtopic 205-20, Discontinued Operations, management of the Company determined that its commercial real estate leases described below, which were accounted for as direct finance leases, met the definition of a component of the Company. As this asset group met the definition of a component, management determined that presentation of the leasing operations should be presented as discontinued operations. A more thorough description of those operations is included below.

Description of Commercial Real Estate Leasing Arrangements

In 2007, the Company purchased three tracts of commercial real estate from and leased the same property to Hardy Management Company Inc. (the “lessee”), an affiliate of the 84 Lumber Company.

Each of the three leases included a provision that allowed the Company to require the lessee to purchase the property at any point in time for a purchase price equal to ten times the annual rent in place at that time. Additionally, each lease contained a similar provision allowing the lessee to purchase the property at any point in time for the same amount. These provisions were accounted for similar to residual value guarantees, and, due primarily to these provisions, each of these three leases was accounted for as a direct financing capital lease.

The combined annual payments of the three leases totaled $1,033, which was due for a period of 20 years from the June 2007 origination date. Certain payments were made by the lessee in advance each year and recorded by the Company as Unearned income. Each of the leases called for escalation of the payment amounts after each five year period; however, the Company’s management determined that it was unlikely that any such escalation would occur.

Throughout the course of the leases, the lessee was current (or paid in advance) on its payments; therefore, the financing receivables were considered performing.

During May and September of 2011, the lessee exercised its options and purchased the leased properties from the Company, and the leases were thereby terminated. The sales price of the leased properties totaled $10,327, which was the same as the original purchase price and investment in the commercial real estate leases (direct financing leases); therefore, there was no gain or loss on these sales. As a part of this transaction, the lessee withheld the Unearned income discussed above and paid off or assumed all outstanding debt (Note payable bank) related to the leased properties.

Notes Payable Bank

The Company financed the purchase of the assets in 2007 that were then leased, as described above, via three loans with a financial institution. These loans each had fixed interest rates of 7% for a period of five years, and then variable interest thereafter, and were due in annual installments of principal and interest over a period of 15 years. The Company fulfilled its obligations under the loans and has been released from all future debts and liabilities by the lender. Two of the three loans were assumed by the lessee upon the purchase of the leased property in 2011, and one was re-paid entirely. There were no loan fees charged by the bank other than interest.

For the years 2012 and 2011, the income (loss) from discontinued operations consisted of the following:

	2012	2011
Interest income on direct financing leases	$–	$638
Selling, general and administrative expenses	–	69
Interest expense	–	260
Income from discontinued operations	$–	$309

At December 31, 2012 and 2011, there were no assets or liabilities associated with the discontinued leases and their related borrowings reflected in the accompanying consolidated balance sheets.

9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
9. Commitments and Contingencies

In the normal course of business there may be outstanding commitments to extend credit that are not included in the consolidated financial statements. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon and some of the funding may come from the earlier repayment of the same loan (in the case of revolving lines), the total commitment amounts do not necessarily represent future cash requirements. The financial instruments involve, to varying degrees, elements of credit and interest rate risk in excess of amounts recognized in the consolidated financial statements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. Unfunded commitments to extend credit were approximately $588 and $296 at December 31, 2012 and 2011, respectively.

The property securing the New IMA Loan and the Existing IMA Loan, as described in Note 4, is subject to a mortgage in the amount of $1,290, which is held by an unrelated third party. In connection with the closing of the New IMA Loan and the Existing IMA Loan, the holder of this mortgage entered into an agreement to amend, restate and further subordinate such mortgage. This subordination agreement also provides that, in the event of a foreclosure on and liquidation of the property securing the New IMA Loan and the Existing IMA Loan, we are entitled to receive liquidation proceeds up to $2,225, which excludes the collateral securing the BMH Loan, at which point the holder of this mortgage is entitled to receive liquidation proceeds up to the amount necessary to satisfy its outstanding mortgage, and we are then entitled to any remainder of the liquidation proceeds. The current appraised value of this collateral (this property began being developed in December 2012) is less than $2,225. Thus, in the event of a default, the third party would currently only receive any of the proceeds remaining from the sale of the collateral after we have been paid in full.

10. Selected Quarterly Condensed Consolidated Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Condensed Consolidated Financial Data (Unaudited)

Summarized unaudited quarterly condensed consolidated financial data for the four quarters of 2012 and 2011 are as follows (in thousands):

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2012	2012	2012	2012	2011	2011	2011	2011

Net interest income	$108	$112	$112	$134	$5	$–	$–	$–
SG&A expense	86	78	57	123	5	–	–	–
Income from continuing operations	22	34	55	11	–	–	–	–
Income from discontinued operations	–	–	–	–	–	70	92	147
Net Income	$22	$34	$55	$11	$–	$70	$92	$147

11. Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
11. Subsequent Events

On March 7, 2013, the Board of Managers, upon recommendation by the Chief Executive Officer, authorized cash distributions to the Company’s members of 68% of net income for the fourth quarter of 2012 totaling $15, which will be distributable to the members ratably based on each member’s respective membership interest.

2. Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Revenue Recognition

Revenue Recognition

Interest income generally is recognized on an accrual basis. The accrual of interest is generally discontinued on all loans past due 90 days or more. All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income, unless management believes that the accrued interest is recoverable through liquidation of collateral. Interest received on nonaccrual loans is applied against principal. Interest on accruing impaired loans is recognized as long as such loans do not meet the criteria for nonaccrual status.

Advertising

Advertising

Advertising costs are expensed as incurred and are included in selling, general and administrative. Advertising expenses were $4 and $0 for the years ended December 31, 2012 and 2011, respectively.

Cash and Cash Equivalents	Cash and Cash Equivalents Management considers highly-liquid investments with original maturities of three months or less to be cash equivalents.
Fair Value Measurements

Fair Value Measurements

The Company has established a framework for measuring fair value under U.S. GAAP using a hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value measurements are an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Three levels of inputs are used to measure fair value, as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3 – unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. See Note 3.

Loans Receivable

Loans Receivable

Loans are stated at the amount of unpaid principal, net of any allowances for loan losses, and adjusted for the net amount of direct costs and nonrefundable loan fees associated with lending. The net amount of nonrefundable loan origination fees and direct costs associated with the lending process, including commitment fees, is deferred and accreted to interest income over the lives of the loans using a method that approximates the interest method. Substantially all of the Company’s loans are secured by real estate, currently all in a suburb of Pittsburgh, Pennsylvania. Accordingly, the ultimate collectability of a substantial portion of these loans is susceptible to changes in market conditions in that area.

Past due loans are loans contractually past due 30 days or more as to principal or interest payments. A loan is classified as nonaccrual, and the accrual of interest on such loan is discontinued, when the contractual payment of principal or interest becomes 90 days past due. In addition, a loan may be placed on nonaccrual at any other time management has serious doubts about further collectability of principal or interest according to the contractual terms, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection or well-secured (i.e. the loan has sufficient collateral value). Loans are restored to accrual status when the obligation is brought current or has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Impaired loans, or portions thereof, are charged off when deemed uncollectible. Once a loan is 90 days past due, management begins a workout plan with the borrower or commences its foreclosure process on the collateral.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses, when determined to be necessary, is maintained at a level believed adequate by management to absorb probable losses inherent in the loan portfolio.

For loans to one borrower with committed balances less than 10% of our total committed balances on all loans extended to all customers, we analyze for impairment all loans which are more than 60 days past due at the end of a quarter.  For loans to one borrower with committed balances equal to or greater than 10% of our total committed balances on all loans extended to all customers, we analyze all loans for impairment.  The analysis on loans, if required, includes a comparison of estimated collateral value to the principal amount of the loan.  If the value determined is less than the principal amount due (less any builder deposit), then the difference is included in the loan loss.  As values change, estimated loan losses may be provided for more or less than the previous period, and some loans may not need a loss provision based on payment history.  For homes which are partially complete, we appraise on an as-is and completed basis, and use the one that more closely aligns with our planned method of disposal for the property.

For loans that are individually evaluated for impairment, appraisals have been prepared within the last 13 months.  There are also broker’s opinions of value (“BOV”) prepared, if the appraisal is more than six months old.  The lower of any BOV prepared in the last six months, or appraisal done in the last 13 months, is used, unless we determine a BOV to be invalid based on the comparable sales used.  If we determine a BOV to be invalid, we will use the appraised value.  Appraised values are adjusted down for estimated costs associated with asset disposal.

Deferred Financing Costs, Net

Deferred Financing Costs, Net

We defer certain costs associated with financing activities related to the issuance of debt securities (Deferred financing costs). These costs consist primarily of professional fees incurred related to the transactions. Deferred financing costs are amortized into interest expense over the life of the related debt.

The following is a roll forward of deferred financing costs for the years ended December 31, 2012 and 2011:

	2012	2011
Deferred financing costs, beginning balance	$–	$–
Additions	598	–
Deferred financing costs, ending balance	$598	$–
Less accumulated amortization	(2)	–
Deferred financing costs, net	$596	$–

The following is a roll forward of the accumulated amortization of deferred financing costs for the years ended December 31, 2012 and 2011:

	2012	2011
Accumulated amortization, beginning balance	$–	$–
Additions	2	–
Accumulated amortization, ending balance	$2	$–

Amortization recorded as interest expense totaled $2 and $0 for the years ended December 31, 2012 and 2011, respectively.

Income Taxes

Income Taxes

The entities included in the consolidated financial statements are organized as pass-through entities under the Internal Revenue Code. As such, taxes are the responsibility of the members. Other significant taxes for which the Company is liable are recorded on an accrual basis.

The Company applies ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s consolidated financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions with respect to income tax at the LLC level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the appropriate period. Management concluded that there are no uncertain tax positions that should be recognized in the consolidated financial statements. With few exceptions, the Company is no longer subject to income tax examinations for years prior to 2009.

The Company’s policy is to record interest and penalties related to taxes in interest expense on the consolidated statements of operations. There were no significant interest or penalties assessed or paid in the years ended December 31, 2012 and 2011.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to many of the risks common to the commercial lending and real estate industries, such as general economic conditions, the decreases in home values, decreases in housing starts, and high unemployment. These risks, which could have a material and negative impact on the Company’s consolidated financial condition, results of operations, and cash flows include, but are not limited to, declines in housing starts, significant decreases in home values, unfavorable changes in interest rates, and competition from other lenders. At December 31, 2012, our loans were concentrated in a suburb of Pittsburgh, Pennsylvania, so the housing starts and prices in that area are more significant to our business than other areas until and if more loans are created in other markets.

Concentrations

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of loans receivable. The loans created in 2011 and existing at December 31, 2012 are all to one borrower, and the collateral is in one real estate market.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities which creates new disclosure requirements about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosures will be limited to financial instruments and derivatives subject to enforceable master netting arrangements or similar agreements and excludes loans unless they are netted in the statement of financial condition. The amendments will affect all entities that have financial instruments and derivatives that are either offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement regardless of whether they are offset in the balance sheet. The ASU will require entities to disclose, separately for financial assets and liabilities, including derivatives, the gross amounts of recognized financial assets and liabilities; the amounts offset under current U.S. GAAP; the net amounts presented in the balance sheet; the amounts subject to an enforceable master netting arrangement or similar agreement that were not included in the offset amount above, and the reconciling amount. The disclosure requirements are effective for annual and interim reporting periods beginning on or after January 1, 2013, with retrospective application required. The Company is evaluating the impact of this amendment.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The most significant change will require entities, for their recurring Level 3 fair value measurements, to disclose quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. In addition, entities must report the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amendment was effective for annual and interim reporting periods which began after December 15, 2011. The adoption of this guidance had no significant effect on the amounts presented in the Company’s consolidated financial statements or notes to the consolidated financial statements, as the Company currently has no assets measured at fair value on a recurring or nonrecurring basis. See Note 3.

Subsequent Events	Subsequent Events Management of the Company has evaluated subsequent events through March 8, 2013, the date these consolidated financial statements were issued. See Note 11.

2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Roll forward of deferred financing cost
	2012	2011
Deferred financing costs, beginning balance	$–	$–
Additions	598	–
Deferred financing costs, ending balance	$598	$–
Less accumulated amortization	(2)	–
Deferred financing costs, net	$596	$–

Accumulated amortization of deferred financing costs
	2012	2011
Accumulated amortization, beginning balance	$–	$–
Additions	2	–
Accumulated amortization, ending balance	$2	$–

3. Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value measurements
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets
Cash and cash equivalents	$646	$646	$646	$–	$–
Loans	3,604	3,604	–	–	3,604
Financial Liabilities
Customer interest escrow	329	329	–	–	329
Notes payable unsecured	1,502	1,502	–	–	1,502
Notes payable related party	1,108	1,108	–	–	1,108
Commitments to extend credit	–	–	–	–	–

December 31, 2011

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets
Cash and cash equivalents	$50	$50	$50
Loans	4,580	4,580			$4,580
Financial Liabilities
Customer interest escrow	450	450			450
Notes payable unsecured	1,500	1,500			1,500
Notes payable related party	878	878			878
Commitments to extend credit	–	–			–

4. Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Financing Receivables
	2012	2011

Commercial loans, net	$3,604	$4,580
Less: Allowance for loan losses	–	–

	$3,604	$4,580

Commercial Loans
	2012	2011

Beginning balance	$4,580	$–
Additions	355	4,580
Repayments (from payoffs/sales)	(1,547)	–
Earned loan fee	216	–

Ending balance	$3,604	$4,580

Finance Receivables - By Classification:
Item	Term	Interest Rate	Funded to borrower	Estimated collateral values

BMH Loan	Demand*	COF +2% (7% Floor)
4 Lots and land for phases 3, 4, and 5			$1,095	$2,385
Interest Escrow			450	329
Loan Fee			750	–

Total BMH Loan			2,295	2,714
IMA Loans
New IMA Loan (loan fee)	Demand*	COF +2% (7% Floor)	250	–
New IMA Loan (advances)	Demand*	COF +2% (7% Floor)	80	–
Existing IMA Loan	Demand**	7%	1,687	1,910

Total IMA Loans			2,017	1,910

Unearned loan fee			(708)	–
SF Loan			–	1,500

Total			$3,604	$6,124

Item	Term	Interest Rate	Funded to borrower	Estimated collateral values

BMH Loan	Demand*	COF +2% (7% Floor)
16 Lots and land for phases 3, 4, and 5			$2,368	$3,690
Interest Escrow			450	450
Loan Fee			750	–

Total BMH Loan			3,568	4,140
IMA Loans
New IMA Loan (loan fee)	Demand*	COF +2% (7% Floor)	250	–
Existing IMA Loan	Demand**	7%	1,686	1,910

Total IMA Loans			1,936	1,910

Unearned loan fee			(924)	–
SF Loan			–	1,500

Total			$4,580	$7,550

	December 31, 2012	December 31, 2011

Pass	$3,604	$4,580
Special mention	–	–
Classified – accruing	–	–
Classified – nonaccrual	–	–

Total	$3,604	$4,580

5. Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Origination of notes
	2012	2011	Total

Notes outstanding, beginning of period	$–	$–		$–
Notes issued	2	–		2
Note repayments / redemptions	–	–		–
Notes outstanding, end of period	$2	$–	$

Maturity of outstanding notes
Year Maturing	Amount Maturing
2013	$–
2014	2
2015	–
2016	–

6. Members' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Members Capital
Members' Capital
Class	2012	2011
A Common Units	$1,902	$–
A Units	–	451
B Units	–	1,378
Voting Member	–	1
Members’ Capital	$1,902	$1,830

8. Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
	2012	2011
Interest income on direct financing leases	$–	$638
Selling, general and administrative expenses	–	69
Interest expense	–	260
Income from discontinued operations	$–	$309

10. Selected Quarterly Condensed Consolidated Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Summarized unaudited quarterly condensed consolidated financial data for the four quarters of 2012 and 2011
	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2012	2012	2012	2012	2011	2011	2011	2011

Net interest income	$108	$112	$112	$134	$5	$–	$–	$–
SG&A expense	86	78	57	123	5	–	–	–
Income from continuing operations	22	34	55	11	–	–	–	–
Income from discontinued operations	–	–	–	–	–	70	92	147
Net Income	$22	$34	$55	$11	$–	$70	$92	$147

1. Description of Business and Basis of Presentation (Details Narratives) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Description Of Business And Basis Of Presentation Details Narratives
Income from continuing operations	$ 122	$ 0
Cash provided by (used in) continuing operations	596	(2,735)
Cash at hand	646	50	12
Outstanding debt - unsecured or payable to related parties	2,610	2,378
Amount that we have not loaned, but are obligated to potentially lend to our customers based on our agreements	588	296
Net cash provided by (used in) operating activities - continuing operations	(174)	422
Net cash provided by (used in) investing activities - continuing operations	1,184	(4,579)
Net cash provided by (used in) financing activities - continuing operation	(414)	1,422
Cash generated from discontinued operations	$ 0	$ 2,773

2. Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Details
Deferred financing costs, beginning balance	$ 0	$ 0
Additions	598	0
Deferred financing costs, ending balance	598	0
Less accumulated amortization	(2)	0	0
Deferred financing costs, net	$ 596	$ 0

2. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details
Accumulated amortization, beginning balance	$ 0	$ 0
Additions	2	0
Accumulated amortization, ending balance	$ 2	$ 0

2. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details
Advertising costs	$ 4	$ 0

3. Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Assets
Cash and cash equivalents	$ 646	$ 50	$ 12
Loans Receivable, Net	3,604	4,580	0
Financial Liabilities
Customer interest escrow	329	450
Notes payable unsecured	1,502	1,500
Notes payable related party	1,108	878
Carrying Amount
Financial Assets
Cash and cash equivalents	646	50
Loans Receivable, Net	3,604	4,580
Financial Liabilities
Customer interest escrow	329	450
Notes payable unsecured	1,502	1,500
Notes payable related party	1,108	878
Commitments to extend credit	0	0
Estimated Fair Value
Financial Assets
Cash and cash equivalents	646	50
Loans Receivable, Net	3,604	4,580
Financial Liabilities
Customer interest escrow	329	450
Notes payable unsecured	1,502	1,500
Notes payable related party	1,108	878
Commitments to extend credit	0	0
Quoted Prices in Active Markets for Identical Assets��(Level 1)
Financial Assets
Cash and cash equivalents	646	50
Loans Receivable, Net	0	0
Financial Liabilities
Customer interest escrow	0	0
Notes payable unsecured	0	0
Notes payable related party	0	0
Commitments to extend credit	0	0
Significant Other Observable Inputs��(Level 2)
Financial Assets
Cash and cash equivalents	0	0
Loans Receivable, Net	0	0
Financial Liabilities
Customer interest escrow	0	0
Notes payable unsecured	0	0
Notes payable related party	0	0
Commitments to extend credit	0	0
Significant Unobservable Inputs��(Level 3)
Financial Assets
Cash and cash equivalents	0	0
Loans Receivable, Net	3,604	4,580
Financial Liabilities
Customer interest escrow	329	450
Notes payable unsecured	1,502	1,500
Notes payable related party	1,108	878
Commitments to extend credit	$ 0	$ 0

4. Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivables Details
Commercial loans, net	$ 3,604	$ 4,580
Less: Allowance for loan losses	0	0
Loans receivable, net	$ 3,604	$ 4,580	$ 0

4. Financing Receivables (Details1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivables Details
Beginning balance	$ 4,580	$ 0
Additions	355	4,580
Repayments (from Payoffs/Sales)	(1,547)	0
Earned loan fee	216	0
Ending balance	$ 3,604	$ 4,580

4. Financing Receivables (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Funded to borrower	$ 3,604	$ 4,580	$ 0
Estimated collateral values	6,124	7,550
Unearned loan fee	(708)	(924)
SF Loan	1,500	1,500
BMH Lots and land for phases 3, 4, and 5
Funded to borrower	1,095	2,368
Estimated collateral values	2,385	3,690
BMH Interest Escrow
Funded to borrower	450	450
Estimated collateral values	329	450
BMH Loan Fee
Funded to borrower	750	750
Total BMH Loan
Term	Demand	Demand
Interest rate	COF +2%����(7% Floor)	COF +2%����(7% Floor)
Funded to borrower	2,295	3,568
Estimated collateral values	2,714	4,140
New IMA Loan (loan fee)
Term	Demand	Demand
Interest rate	COF +2%����(7% Floor)	COF +2%����(7% Floor)
Funded to borrower	250	250
New IMA Loan (advances)
Term	Demand
Interest rate	COF +2%����(7% Floor)
Funded to borrower	80
Existing IMA Loan
Term	Demand	Demand
Interest rate	7%	7%
Funded to borrower	1,687	1,686
Estimated collateral values	1,910	1,910
Total IMA Loans
Funded to borrower	2,017	1,936
Estimated collateral values	$ 1,910	$ 1,910

4. Financing Receivables (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans receivable, net	$ 3,604	$ 4,580	$ 0
Pass
Loans receivable, net	3,604	4,580
Special Mention
Loans receivable, net
Classified - accruing
Loans receivable, net
Classified - nonaccrual
Loans receivable, net

4. Financing Receivables (Detail Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivables Details
Effective Annual Rates on commercial loans-receivables	11.24%	11.81%
Maximum Loans Exposure	$ 4,900	$ 5,800

5. Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Notes outstanding, beginning of period	$ 0	$ 0
Notes issued	2	0
Note repayments / redemptions	0	0
Notes outstanding, end of period	$ 2	$ 0

5. Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 0
2014	2
2015	0
2016	$ 0

5. Borrowings (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount borrowed	$ 1,108	$ 878
Loan outstanding	1,500	1,500
Affiliate Loans
Interest rate	3.93%	3.73%
Amount borrowed	1,108	878
Interest expense	38	0
Average balance outstanding	986	5
SF Loan
Interest rate	5.00%	5.00%
Loan outstanding	$ 1,500	$ 1,500
Notes Program
Interest rate	4.95%

6. Members' Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Members' Capital	$ 1,902	$ 1,830
A Common Units
Members' Capital	1,902	0
A Units
Members' Capital	0	451
B Units
Members' Capital	0	1,378
Voting Member
Members' Capital	$ 0	$ 1

8. Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Interest income on direct financing leases									$ 0	$ 638
Selling, general and administrative expenses									0	69
Interest expense									0	260
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 70	$ 92	$ 147	$ 0	$ 309

9. Commitments and Contingencies (Detail Narratives) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Detail Narratives
Unfunded Commitments	$ 588	$ 296

10. Selected Quarterly Condensed Consolidated Financial Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Condensed Consolidated Financial Data Details
Net interest income	$ 108	$ 112	$ 112	$ 134	$ 5	$ 0	$ 0	$ 0	$ 466	$ 5
SG&A expense	86	78	57	123	5	0	0	0	344	5
Income from continuing operations	22	34	55	11	0	0	0	0	122	0
Income from discontinued operations	0	0	0	0	0	70	92	147	0	309
Net Income	$ 22	$ 24	$ 55	$ 11	$ 0	$ 70	$ 92	$ 147	$ 122	$ 309